Fair Value Measurements - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Long-lived assets, carrying amount	¥ 10,070	¥ 2,088
Impairment charge	10,070	1,379	842
Goodwill, impairment charge	27,491
Operating Expense
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impairment charge	9,519	1,379
Selling General And Administrative Expenses
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impairment charge	10,070
Cost of Sales
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impairment charge	551
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Long-lived assets, fair value	0	709
Goodwill, fair value	¥ 0